Non-current assets held for sale (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current assets held for sale [Abstract]
Balance at beginning of year		R$ 1,598,367	R$ 1,507,548	R$ 1,418,308
Loan repayments - repossession of assets		735,864	785,139	524,497
Capital Increase in Companies held for sale	[1]	55,245	0	0
Additions / disposals (net) due to change in the scope of consolidation	[2]	0	(130,713)	0
Sales		(808,980)	(563,607)	(434,553)
Others		0	0	(704)
Final balance, gross		1,580,496	1,598,367	1,507,548
Impairment losses	[3]	R$ (255,161)	R$ (218,136)	R$ (352,092)
Impairment as a percentage of foreclosed assets		16.14%	13.65%	23.37%
Balance at end of year		R$ 1,325,335	R$ 1,380,231	R$ 1,155,456

[1]	On September 20, 2019, Santander Holding Imobiliaria completed the acquisition of the company Summer Empreendimentos Ltda. ('Summer'), whose main asset is a branch located on Avenida Faria Lima in the city of Sao Paulo, for the amount of R$ 45,245. At the conclusion of the transaction, a structured plan for the sale of this company to a third party was formalized in the short term. In December 2019, Santander Holding Imobiliária carried out a capital increase in Summer in the amount of R$ 10,000.
[2]	On June 30, 2018, Banco Santander management reevaluated its strategy on investing in Real TJK Empreendimento Imobiliario SA (currently called Rojo Entretenimento SA), a company that owns Teatro Santander, and decided to transfer the non-assets item -currents held for sale for investments in associates and controlled companies (Note 11).
[3]	In 2019, it includes the amount of R$ 251,945 (2018 - R$159,120, 2017 - R$271,670) of provisions for devaluations on properties and R$ 3,216 (2018 - R$59,015) of provisions for devaluations on vehicles, constituted based on appraisal reports prepared by a specialized external consultancy, recorded as a provision for losses due to non-recovery - Impairment.